Taxation - Components of Deferred Taxes (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Current
Allowance for doubtful accounts	¥ 7,066	$ 1,017	¥ 937
Accrued staff cost	3,166	456	3,396
Accrued expenses	52,497	7,561	8,972
Revenue recognition	42,062	6,059	30,912
Tax losses	1,206	174	4,071
VAT refund	3,598	518	4,111
Less: Valuation allowances	(10,367)	(1,493)	(6,422)
Net current deferred tax assets	99,228	14,292	45,977
Non-current
Tax losses	82,735	11,916	17,239
Less: Valuation allowances	(60,300)	(8,685)	(17,239)
Net non-current deferred tax assets	22,435	3,231	0
Total deferred tax assets	121,663	17,523	45,977
Non-current
Intangible assets and internally-developed software	8,690	1,251	8,539
Outside basis difference	453,106	65,261	481,371
Total non-current deferred tax liabilities	461,796	66,512	489,910
Total deferred tax liabilities	¥ 461,796	$ 66,512	¥ 489,910